SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Mar. 10, 2023	Feb. 28, 2023	May 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Sale of cryptocurrency mining equipment				$ 1,082,272		$ 25,697
Subsequent Event [Member] | Yuanyouhui Technology Co Ltd [Member]
Subsequent Event [Line Items]
Sale of cryptocurrency mining equipment	$ 50,000
Preliminary Intention Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of cryptocurrency mining equipment		$ 864,000
Termination Agreement [Member]
Subsequent Event [Line Items]
Payments to purchase			$ 260,000
Termination Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to purchase	$ 447,206